Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Reportable Segments and Corporate

The following tables present certain financial information related to our reportable segments and Corporate as of March 31,2026 and for the three months ended March 31,2026:

	As of March 31, 2026
	Vocal	OG Collection	Corporate	Total
Cash	$87,041	$28,983	$134,855	$250,879
Accounts receivable, net	—	—	5,000	5,000
Prepaid expenses and other current assets	18,686	23,117	117,275	159,078
Deposits and other assets	—	—	—	—
Intangible assets	—	—	25,258	25,258
Goodwill	—	—	—	—
All other assets	87,040	39,960	11,560,544	11,687,544
Total Assets	$192,767	$92,060	$11,842,932	$12,127,759

Accounts payable and accrued liabilities	$325,936	$7,011	$4,731,744	$5,064,691
Note payable, net of debt discount and issuance costs	90,175	81,853	25,346	197,374
Deferred revenue	98,511	—	—	98,511
All other Liabilities	—	—	3,029,061	3,029,061
Total Liabilities	$514,622	$88,864	$7,786,151	$8,389,637
	As of December 31, 2025
	Vocal	OG Collection	Corporate	Total
Cash	$124,605	$5,772	$91,365	221,742
Accounts receivable, net	—	—	10,000	10,000
Prepaid expenses and other current assets	93,731	—	167,190	260,921
Intangible assets	—	—	28,043	28,043
All other assets	—	—	1,430,991	1,430,991
Total Assets	$218,336	$5,772	$1,727,589	$1,951,697

Accounts payable and accrued liabilities	$385,191	$250	$4,900,324	5,285,765
Note payable, net of debt discount and issuance costs	66,228		54,902	121,130
Deferred revenue	118,862	—	—	118,862
Convertible Notes, net of debt discount and issuance costs	—	—	383,374	383,374
All other Liabilities	—	—	1,668,038	1,668,038
Total Liabilities	$570,281	$250	$7,006,638	$7,577,169

Components of deferred tax assets are as follows:

	December 31, 2025	December 31, 2024
Net deferred tax assets – Non-current:
Depreciation	$(100,953)	$(66,080)
Stock based compensation	8,190,318	9,442,717
Expected income tax benefit from NOL carry-forwards	2,041,393	6,017,949
Less valuation allowance	(10,130,758)	(15,394,586)
Deferred tax assets, net of valuation allowance	$-	$-

Schedule of Financial Information Related to Our Reportable Segments and Corporate
	For the three months ended March 31, 2026
	Vocal	OG Collection	Corporate	Total
Net revenue	$170,967	$32,760	$—	$203,727
Cost of revenue	(3,999)	5,428	—	1,429
Gross margin	$174,966	$27,332	$—	$202,298

Marketing	65,734	40,740	—	106,474
Compensation	—	2,989	367,820	370,809
Stock based compensation	—	—	11,307,992	11,307,992
General and administrative	152,345	70,017	494,043	716,405
Research and development	41,225	—	—	41,225
Total operating expenses	$259,304	$113,746	$12,169,855	$12,542,905

Interest expense	$1,826	$4,110	$9,624	$15,560
All other expenses	2,232,462	9,233	(1,153,439)	1,088,256

Other expenses (income), net	$2,234,288	$13,343	$(1,143,815)	$1,103,816

Loss before income tax provision and equity in net loss from unconsolidated investments	$(2,318,626)	$(99,757)	$(11,026,040)	$(13,444,423)
	For the three months ended March 31, 2025
	Vocal	OG Collection	Corporate	Total
Net revenue	$268,099	$15,985	$7,800	$291,884
Cost of revenue	35,202	4,774	—	39,976
Gross margin	$232,897	$11,211	$7,800	$251,908

Marketing	34,820	6,643	—	41,463
Compensation	98,500	62,500	368,322	529,322
Stock based compensation	—	—	949,924	949,924
General and administrative	88,205	9,400	629,975	727,580
Total operating expenses	$221,525	$78,543	$1,948,221	$2,248,289

Interest expense	$1,741	$—	$66,354	$68,095
All other expenses	5,120	—	(331,113)	(325,993)

Other expenses (income), net	$6,861	$—	$(264,759)	$(257,898)

Income (Loss) before income tax provision and equity in net loss from unconsolidated investments	$4,511	$(67,332)	$(1,675,662)	$(1,738,483)

	Vocal	OG Collection	Corporate	Total
Net Revenue	$1,053,451	$71,743	$153,800	$1,278,994
Cost of Revenue	150,602	12,095	56,708	219,405
Gross margin	$902,849	$59,648	$97,092	$1,059,589

Research and development	$1,842	-	-	$1,842
Marketing	417,072	101,522	-	518,594
Compensation	430,126	301,252	832,834	1,564,212
Stock based compensation	-	-	5,305,221	5,305,221
General and administrative	335,177	57,028	1,363,540	1,755,745
Impairment of intangible assets	-	-	35,723	35,723
Impairment of goodwill	-	-	3,034	3,034
Total Operating Expenses	$1,184,217	$459,802	$7,540,352	$9,184,371

Interest Expense	$(7,729)	-	$(715,820)	$(723,549)
All other (expenses) income, net	(6,361)	3,192	3,721,474	3,718,305
Other (expenses) income, net	$(14,090)	$3,192	$3,005,654	$2,994,756
Loss from continuing operations before income tax provision	$(295,458)	$(396,962)	$(4,437,606)	$(5,130,026)
Loss from discontinued operations, net of tax				(4,234,526)
Net loss				$(9,364,552)
	Vocal	OG Collection	Corporate	Total
Net revenue	$1,444,458	$37,348	$17,068	$1,498,874
Cost of revenue	63,002	-	142	63,144
Gross margin	$1,381,456	$37,348	$16,926	$1,435,730

Research and development	$204,043	-	-	$204,043
Marketing	252,436	16,719	4,884	274,039
Compensation	2,500	-	1,939,172	1,941,672
Stock based compensation	709,926	4,600,000	4,132,791	9,442,717
General and administrative	316,089	43,714	1,550,678	1,910,480
Total Operating Expenses	$1,484,994	$4,660,433	$7,627,525	$13,772,951

Interest Expense	$(19,265)	-	$(299,890)	$(319,155)
All other income, net	954,958	5,000	7,026,407	7,986,365
Other income, net	$935,693	$5,000	$6,726,517	$7,667,210

Income (loss) before income tax provision	$832,155	$(4,618,085)	$(884,081)	$(4,670,011)

Schedule of Reportable Segments and Corporate

The following table presents the major classes of assets and liabilities of the discontinued operations as of December 31, 2025:

Assets:
Cash	$25,671
Accounts receivable, net	1,530
Prepaid expenses and other current assets	74,492
Property and equipment, net	176,866
Operating lease right-of-use asset, net	586,310
Goodwill	7,818,805
Intangible assets, net	7,457,961
Deposits and other assets	48,615
Total assets of discontinued operations	$16,190,250

Liabilities:
Accounts payable and accrued liabilities	$339,074
Deferred revenue	166,517
Notes payable, net of debt discount and issuance costs	419,056
Operating lease payable	567,423
Total liabilities of discontinued operations	$1,492,070

The following tables present certain financial information related to our reportable segments and Corporate:

	Vocal	OG Collection	Corporate	Total
Cash	$124,605	$5,772	$91,365	$221,742
Accounts receivable, net	-	-	10,000	10,000
Prepaid expenses and other current assets	93,731	-	167,190	260,921
Intangible assets, net	-	-	28,043	28,043
Goodwill	-	-	-	-
All other assets	-	-	1,430,991	1,430,991
Total Assets	$218,336	$5,772	$1,727,589	$1,951,697

Accounts payable and accrued liabilities	$385,191	$250	$4,900,324	$5,285,765
Note payable, net of debt discount and issuance costs	66,228	-	54,902	121,130
Deferred revenue	118,862	-	-	118,862
Convertible Notes, net of debt discount and issuance costs	-	-	383,374	383,374
All other liabilities	-	-	1,668,038	1,668,038
Total Liabilities	$570,281	$250	$7,006,638	$7,577,169
Total segment assets – continuing operations	$1,951,697
Assets of discontinued operations (Note 13)	16,190,250
Total consolidated assets	$18,141,947

Total segment liabilities – continuing operations	$7,577,169
Liabilities of discontinued operations (Note 13)	1,492,069
Total consolidated liabilities	$9,069,238
	Vocal	OG Collection	Corporate	Total
Cash	$5,152	$1,319	$9,019	$15,490
Accounts receivable, net	-	-	2,000	2,000
Deposits and other assets	-	-	83,616	83,616
Intangible assets, net	-	-	103,550	103,550
Goodwill	-	-	5,415	5,415
All other assets	-	-	2,052,278	2,052,278
Total Assets	$5,152	$1,319	$2,255,878	$2,262,349

Accounts payable and accrued liabilities	$507,374	$17,447	$7,925,983	$8,450,804
Note payable, net of debt discount and issuance costs	88,695	-	859,304	947,999
Deferred revenue	146,950	-	-	146,950
Convertible Notes, net of debt discount and issuance costs	-	-	1,216,158	1,216,158
All other liabilities	-	-	1,798,758	1,798,758
Total Liabilities	$743,019	$17,447	$11,800,203	$12,560,669